Cash Flow and Cash Equivalent Information (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Non-cash transactions
Decrease in intangible assets through an increase in trading properties	$ 809	$ 28,405	$ 26,281
Decrease in trading properties through an increase in investment properties	68,239
Increase in investment properties through an increase in borrowings	67,396	26,093	4,711
Increase property plant and equipment through an increase in borrowings	4,486	14,025
Increase property plant and equipment through a decrease in investment properties	14,180	12,299
Increase in trade receivables through a decrease in trading properties	709	4,603
Increase trade and other receivables through a decrease in investment in associates and joint ventures	301,182	11,147
Decrease in trade and other receivables through an increase in investment in associates and joint ventures	5,867	5,929	5,448
Decrease in investment in associates and joint ventures through a decrease in borrowings	5,882	6,169	41,373
Decrease in investment in associates and joint ventures through a decrease in equity	28,811
Increase in intangible assets through an increase in trade and other payables		59,561
Increase in investment properties through an increase in trade and other payables		206,753
Increase in investment in associates and joint ventures through a decrease in provisions		246
Decrease in equity through an increase in trade and other payables		56,629	130,761
Decrease in equity through a decrease in trade and other receivables			1,441,421
Increase in investment properties through an increase in trade and other payables		2,434
Increase in trade and other receivables through an increase in borrowings		109
Acquisition in non-controling interest			1,764
Increase in trading properties through a decrease in investment properties			$ 27,775